Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Schedule Of Related Party Transactions [Table Text Block]
	June 30, 2018	Current	Non-current	December 31, 2017	Current	Non-current

Diana Shipping Inc - Term Loan	$33,940	$33,940	$-	$82,617	$82,617	$-
Discount Premium payable to the lenders	4,532	4,532	-	2,292	2,292	-
less unamortized deferred financing costs	-	-	-	(77)	(77)	-
Related party financing, net of unamortized deferred financing costs	$38,472	$38,472	$-	$84,832	$84,832	$-